Risk management policy - Schedule of Financial Assets and Liabilities Liquidity and Interest Rate Risks (Details) ₸ in Thousands, $ in Millions	Dec. 31, 2025 KZT (₸)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2022 KZT (₸)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	₸ 903,143,000		₸ 619,470,000	₸ 820,466,000	₸ 615,360,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	305,126,000		57,307,000
Due from banks	51,951,000		37,908,000
Investment securities	1,179,819,000		1,506,831,000
Other financial assets	108,460,000		37,053,000
Total financial assets	9,709,626,000		7,997,909,000
Due to banks	16,183,000		24,474,000
Customer accounts	1,296
Debt securities issued	331,992,000	$ 650	51,050,000
Subordinated debt	161,000		62,416,000
Derivative financial liabilities	7,059,000		262,000
Other financial liabilities	60,914,000		19,254,000
Total financial liabilities	8,286,776,000		6,741,598,000
Guarantees issued and similar commitments	5,273,000		5,956,000
Total financial liabilities and commitments	8,292,049,000		6,747,554,000
Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	706,448,000		388,713,000
Due from banks	51,951,000		37,908,000
Investment securities	1,154,801,000		1,489,205,000
Loans to consumers	7,172,162,000		5,746,600,000
Total financial assets	9,085,362,000		7,662,426,000
Due to banks	16,183,000		24,474,000
Customer accounts	6,333,311,000		5,434,135,000
Debt securities issued	331,992,000		51,050,000
Subordinated debt			62,416,000
Total financial liabilities	6,681,486,000		5,572,075,000
Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	196,695,000		230,757,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	305,126,000		57,307,000
Derivative financial assets	24,537,000		17,149,000
Investment securities	481,000		477,000
Other financial assets	97,425,000		29,793,000
Total financial assets	624,264,000		335,483,000
Customer accounts	1,197,975,000		1,127,815,000
Trade liabilities	346,401,000		22,454,000
Derivative financial liabilities	7,059,000		262,000
Other financial liabilities	53,855,000		18,992,000
Total financial liabilities	1,605,290,000		1,169,523,000
Up to 1 Month
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,227,037,000		1,349,289,000
Total financial liabilities	3,006,484,000		1,898,098,000
Guarantees issued and similar commitments			250,000
Total financial liabilities and commitments	3,006,484,000		1,898,348,000
Liquidity surplus (gap)	(779,447,000)		(549,059,000)
Cumulative liquidity surplus/ (gap)	(779,447,000)		(549,059,000)
Interest sensitivity surplus/ (gap)	133,145,000		278,846,000
Cumulative interest sensitivity surplus/ (gap)	133,145,000		278,846,000
Up to 1 Month | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	706,448,000		388,707,000
Due from banks	2,135,000		2,267,000
Investment securities	54,601,000		153,419,000
Loans to consumers	882,217,000		485,611,000
Total financial assets	1,645,401,000		1,030,004,000
Due to banks	15,712,000		24,474,000
Customer accounts	1,496,544,000		672,334,000
Debt securities issued			51,050,000
Subordinated debt			3,300,000
Total financial liabilities	1,512,256,000		751,158,000
Up to 1 Month | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	196,695,000		230,757,000
Mandatory cash balances with National Bank of the Republic of Kazakhstan	305,126,000		57,307,000
Derivative financial assets	22,378,000		1,011,000
Investment securities	418,000		417,000
Other financial assets	57,019,000		29,793,000
Total financial assets	581,636,000		319,285,000
Customer accounts	1,197,975,000		1,127,815,000
Trade liabilities	255,758,000
Derivative financial liabilities	1,010,000		133,000
Other financial liabilities	39,485,000		18,992,000
Total financial liabilities	1,494,228,000		1,146,940,000
1 month to 3 months
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,234,806,000		814,425,000
Total financial liabilities	1,502,094,000		993,275,000
Guarantees issued and similar commitments	218,000		32,000
Total financial liabilities and commitments	1,502,312,000		993,307,000
Liquidity surplus (gap)	(267,506,000)		(178,882,000)
Cumulative liquidity surplus/ (gap)	(1,046,953,000)		(727,941,000)
Interest sensitivity surplus/ (gap)	(223,117,000)		(158,607,000)
Cumulative interest sensitivity surplus/ (gap)	(89,972,000)		120,239,000
1 month to 3 months | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents			6,000
Due from banks	1,930,000		2,315,000
Investment securities	270,644,000		81,250,000
Loans to consumers	919,753,000		728,514,000
Total financial assets	1,192,327,000		812,085,000
Due to banks	471,000
Customer accounts	1,414,973,000		970,692,000
Total financial liabilities	1,415,444,000		970,692,000
1 month to 3 months | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,073,000		2,340,000
Other financial assets	40,406,000
Total financial assets	42,479,000		2,340,000
Trade liabilities	84,530,000		22,454,000
Derivative financial liabilities	1,747,000		129,000
Other financial liabilities	373,000
Total financial liabilities	86,650,000		22,583,000
3 months to 1 year
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,930,837,000		2,641,343,000
Total financial liabilities	3,399,617,000		3,797,455,000
Guarantees issued and similar commitments			423,000
Total financial liabilities and commitments	3,399,617,000		3,797,878,000
Liquidity surplus (gap)	(468,780,000)		(1,156,535,000)
Cumulative liquidity surplus/ (gap)	(1,515,733,000)		(1,884,476,000)
Interest sensitivity surplus/ (gap)	(453,598,000)		(1,163,238,000)
Cumulative interest sensitivity surplus/ (gap)	(543,570,000)		(1,042,999,000)
3 months to 1 year | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Due from banks	47,886,000		33,016,000
Investment securities	177,690,000		358,229,000
Loans to consumers	2,705,255,000		2,242,972,000
Total financial assets	2,930,831,000		2,634,217,000
Customer accounts	3,379,009,000		3,738,339,000
Debt securities issued	5,420,000
Subordinated debt			59,116,000
Total financial liabilities	3,384,429,000		3,797,455,000
3 months to 1 year | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	6,000		7,126,000
Total financial assets	6,000		7,126,000
Trade liabilities	6,113,000
Derivative financial liabilities	4,302,000
Other financial liabilities	4,773,000
Total financial liabilities	15,188,000
1 year to 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,162,723,000		2,673,615,000
Total financial liabilities	372,805,000		46,994,000
Guarantees issued and similar commitments	5,055,000		5,251,000
Total financial liabilities and commitments	377,860,000		52,245,000
Liquidity surplus (gap)	2,784,863,000		2,621,370,000
Cumulative liquidity surplus/ (gap)	1,269,130,000		736,894,000
Interest sensitivity surplus/ (gap)	2,799,142,000		2,619,949,000
Cumulative interest sensitivity surplus/ (gap)	2,255,572,000		1,576,950,000
1 year to 5 years | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Due from banks			310,000
Investment securities	500,541,000		627,589,000
Loans to consumers	2,662,182,000		2,039,044,000
Total financial assets	3,162,723,000		2,666,943,000
Customer accounts	37,009,000		46,994,000
Debt securities issued	326,572,000
Total financial liabilities	363,581,000		46,994,000
1 year to 5 years | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets			6,672,000
Total financial assets			6,672,000
Other financial liabilities	9,224,000
Total financial liabilities	9,224,000
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Total financial assets	154,223,000		519,237,000
Total financial liabilities	5,776,000		5,776,000
Guarantees issued and similar commitments	0		0
Total financial liabilities and commitments	5,776,000		5,776,000
Liquidity surplus (gap)	148,447,000		513,461,000
Cumulative liquidity surplus/ (gap)	1,417,577,000		1,250,355,000
Interest sensitivity surplus/ (gap)	148,304,000		513,401,000
Cumulative interest sensitivity surplus/ (gap)	2,403,876,000		2,090,351,000
Over 5 years | Interest Bearing
Disclosure of detailed information about financial instruments [line items]
Investment securities	151,325,000		268,718,000
Loans to consumers	2,755,000		250,459,000
Total financial assets	154,080,000		519,177,000
Customer accounts	5,776,000		5,776,000
Total financial liabilities	5,776,000		5,776,000
Over 5 years | Non-interest bearing
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	80,000
Investment securities	63,000		60,000
Total financial assets	₸ 143,000		₸ 60,000